Intangible Assets and Deferred Costs (Tables)	12 Months Ended
Mar. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Deferred Costs

	March 31,
	2016	2015
Cost:
Product and distribution rights	$77,379	$77,433
Deferred charges in respect of debentures from institutional investors	—	193
Other deferred costs	1,541	1,541
	78,920	79,167
Accumulated amortization and impairment charges:
Product and distribution rights	67,003	64,229
Impairment	2,042	—
Deferred charges in respect of debentures from institutional investors	—	193
Other deferred costs	1,541	1,541
	70,586	65,963
	$8,334	$13,204